Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES:
Net loss	$ (632,417)	$ (1,846,700)
Loss from discontinued operations	(73,758)	(371,836)
Net loss from continuing operations	(558,659)	(1,474,864)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	17,354	5,562
Stock-based compensation	19,500	0
Amortization of debt discount and beneficial conversion feature	37,849	510,885
Debt default penalty	0	286,059
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(39,830)	0
Accounts payable	(10,304)	34,739
Accrued expenses	(126,943)	(141,102)
Accrued interest	27,404	158,806
Indebtedness to related parties	0	60,291
Net cash used in operating activities of continuing operations	(633,629)	(559,624)
Net cash provided by/(used in) operating activities of discontinued operations	(2,954)	235,779
Net cash used in operating activities	(636,583)	(323,845)
INVESTING ACTIVITIES:
Advancement of proceeds from sale of Nevada subsidiaries	200,000	0
Acquisition of intangible assets	(50,000)	0
Net cash provided by investing activities of continuing operations	150,000	0
Net cash provided by investing activities of discontinued operations	7,435	0
Net cash provided by investing activities	157,435	0
FINANCING ACTIVITIES:
Gross proceeds from warrant exercises	62,660	151,202
Proceeds of note payable	0	150,000
Brokerage fees for warrant exercises	0	(15,121)
Net cash provided by financing activities of continuing operations	62,660	286,081
Net cash used in financing activities of discontinued operations	(33,478)	(12,772)
Net cash provided by financing activities	29,182	273,309
Net change in cash and cash equivalents	(449,966)	(50,536)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,145,633	151,766
CASH AND CASH EQUIVALENTS AT END OF PERIOD	695,667	101,230
Less: cash and cash equivalents classified as discontinued operations	(112,696)	(50,135)
CASH AND CASH EQUIVALENTS AT END OF PERIOD FROM CONTINUING OPERATIONS	582,971	51,095
Cash paid for interest	0	0
Cash paid for income tax	0	0
Non-cash investing and financing transactions:
Depreciation capitalized in inventory (discontinued operations)	134,511	164,654
Patent drafting and filing costs capitalized in intangible assets	55,385	78,226
Brokerage fees from warrant exercises in accounts payable	6,266	0
Induced dividend from warrant exercises	163,016	17,236
Discount on note payable attributable to warrant modification	$ 0	$ 150,000